Temporary Equity	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares
10. Ordinary Share Warrants
As of December 31, 2024 and 2023, the following warrants were issued and outstanding:

	As of December 31, 2024 and 2023
	Issued and Outstanding Share Warrants		Weighted-Average Exercise Price		Expiration Date
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Warrants issued to customers	499,500	—	$0.01	$—	June 2028
Total	499,500	—